Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® AMT-Free New York Municipal Fund))	0 Months Ended
	Jan. 28, 2013
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	6.78%
5 Years (or life of class, if less)	5.91%
10 Years (or life of class, if less)	5.10%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	9.54%	[1]
Consumer Price Index
Average Annual Return:
1 Year	1.74%
5 Years (or life of class, if less)	1.80%
10 Years (or life of class, if less)	2.41%
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	2.20%	[1]
Class A
Average Annual Return:
1 Year	8.27%
5 Years (or life of class, if less)	4.72%
10 Years (or life of class, if less)	4.93%
Inception Date	Aug. 16, 1984
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	8.27%
5 Years (or life of class, if less)	4.72%
10 Years (or life of class, if less)	4.93%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	7.39%
5 Years (or life of class, if less)	4.79%
10 Years (or life of class, if less)	4.96%
Class B
Average Annual Return:
1 Year	7.62%
5 Years (or life of class, if less)	4.50%
10 Years (or life of class, if less)	4.95%
Inception Date	Mar. 01, 1993
Class C
Average Annual Return:
1 Year	11.69%
5 Years (or life of class, if less)	4.91%
10 Years (or life of class, if less)	4.63%
Inception Date	Aug. 29, 1995
Class Y
Average Annual Return:
1 Year	13.91%
5 Years (or life of class, if less)	16.05%
10 Years (or life of class, if less)	none
Inception Date	Jan. 31, 2011

[1]	As of 1/31/2011